Supplement to the Current Statement of Additional Information - Part I

MFS(R) Emerging Markets Equity Fund

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts" under the heading "Portfolio Manager(s)" in Appendix C are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of June 30, 2009. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

---------------------------------------- --------------------------------------
                                         Dollar Range of Equity Securities in
Name of Portfolio Manager                Fund
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Nicholas D. Smithie                                        D
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Jose Luis Garcia                                           B
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Robert Lau                                                 N
---------------------------------------- --------------------------------------

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of June 30, 2009, were as follows:

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------------- --------------------- --------------------- --------------------
              Registered            Other Pooled          Other Accounts
              Investment Companies  Investment Vehicles
------------- --------------------- --------------------- --------------------
------------- ---------- ---------- ----------- --------- ----------- --------
              Number                Number                Number
              of         Total      of          Total     of          Total
Name          Accounts*  Assets*    Accounts    Assets    Accounts    Assets
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Nicholas D.   5          $1.2       2           $108      0           N/A
Smithie                  billion                million
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Jose Luis                $8.1                   $453.0                $100.7
Garcia        12         billion    3           million   2           million
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Robert Lau               $3.0                   $163.3                $603.1
              5          billion    3           million   3           million
------------- ---------- ---------- ----------- --------- ----------- --------
----------------
*   Includes the Fund.


Advisory fees are not based upon performance of any of the accounts identified in the table above.



              The date of this supplement is August 1, 2009.